Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For Permanent Mortgage Classes Of Loans) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,230,166,000	$ 15,389,074,000		$ 16,708,582,000
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	538,961,000	662,242,000
Avg orig FICO	730	731
Avg Refreshed FICO	717	714
Loans, net of unearned income	538,961,000	662,242,000	[1]	765,583,000
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period Pre2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	150,217,000	194,369,000
Avg orig FICO	723	725
Avg Refreshed FICO	721	725
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	17,349,000	22,720,000
Avg orig FICO	712	713
Avg Refreshed FICO	712	694
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2005 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	34,033,000	40,272,000
Avg orig FICO	736	737
Avg Refreshed FICO	740	712
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2006 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	62,053,000	79,367,000
Avg orig FICO	731	730
Avg Refreshed FICO	724	711
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2007 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	188,868,000	223,440,000
Avg orig FICO	733	734
Avg Refreshed FICO	717	710
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2008 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	$ 86,441,000	$ 102,074,000
Avg orig FICO	741	741
Avg Refreshed FICO	709	714

[1]	Balance as of December 31, 2013, includes $11.2 million of restricted and secured real estate loans. See Note 22 - Variable Interest Entities for additional information.